UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
_811-03479

Franklin New York Tax-Free Income Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/20

Item 1. Reports to Stockholders.
SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin New York
Tax-Free Income Fund
November 30, 2020
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Not FDIC Insured May Lose Value No Bank Guarantee
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1
Shareholder Letter
Dear Shareholder:
During the six months ended November 30, 2020, reported
first- and second-quarter 2020 data indicated the U.S.
economy contracted in response to the novel coronavirus
(COVID-19) pandemic. In 2020’s third quarter, the economy
recovered substantially based on increased business and
residential investment and consumer spending. Before the
reporting period, the U.S. Federal Reserve, in its efforts
to support U.S. economic activity, lowered the federal
funds rate twice in March 2020 and implemented broad
quantitative easing measures to support credit markets.
During the reporting period, the Federal Reserve held its
key rate unchanged at 0.25%, but it continued quantitative
easing and adjusted its policy in August 2020 to allow more
flexibility to keep interest rates low, while maintaining a 2%
average inflation target.
During the six-month period, municipal bonds posted positive total returns as investors were attracted to tax-free income in a low interest-rate environment. Factors contributing to
this positive investment environment for municipals included relatively low inflation, interest-rate stability and recent actions by the Federal Reserve to support the municipal
bond market.
On July 1, 2020, we appointed Ben Barber as senior vice
president and director of our municipal bond department,
and we are pleased that he has rejoined Franklin. Ben most
recently served as co-head of municipal bonds at Goldman
Sachs Asset Management. Ben started his career of over
28 years of municipal bond investing at Franklin in 1991,
working with several current investment team members
through 1999, when he joined Goldman Sachs.
Franklin New York Tax-Free Income Fund’s semiannual
report includes more detail about municipal bond market
conditions and a discussion from the portfolio managers. In
addition, on our website, franklintempleton.com , you can
find updated commentary by our municipal bond experts.
Municipal bonds provide tax-free income and diversification
from equities. Despite periods of volatility, municipal
bonds historically have had a solid long-term record of
performance, driven mostly by their compounding tax-free
income component. As you may know, all securities markets
fluctuate, as do mutual fund share prices.
As always, we recommend investors consult their financial
advisors to help them make the best decisions for the long
term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you to
contact us or your financial advisor when you have questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin New York Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of November
30, 2020 , unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Franklin New York Tax-Free Income Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Statement of Investments 9
Financial Statements 22
Notes to Financial Statements 26
Shareholder Information 33
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Franklin New York Tax-Free Income Fund
This semiannual report for Franklin New York Tax-Free
Income Fund covers the period ended November 30, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal, New York State and New York
City personal income taxes as is consistent with prudent
investment management and preservation of shareholders’
capital by normally investing at least 80% of its total assets in securities that pay interest free from federal income taxes and New York State personal income taxes.

The Fund only
buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S.
nationally recognized rating services (or unrated or short-
term rated securities of comparable credit quality).
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $11.09 on May 31, 2020, to $11.30
on November 30, 2020. The Fund’s Class A shares paid
dividends totaling 14.3984 cents per share for the reporting period.

The Performance Summary beginning on page 6
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.40% based on
an annualization of November’s 2.3460 cents per share
dividend and the maximum offering price of $11.74 on
November 30, 2020. An investor in the 2020 maximum
federal personal income tax bracket of 53.50% (plus 3.80%
Medicare tax) would need to earn a distribution rate of 5.16%
from a taxable investment to match the Fund’s Class A tax-
free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
During the six months ended November 30, 2020, technical
conditions in the municipal (muni) bond market and reduced
political uncertainty supported valuations in the sector.
Ratios of muni bond versus U.S. Treasury (UST) yields
have improved significantly since the market dislocations
seen in March 2020 and are approaching levels last seen
at the beginning of the year. The muni bond market has
experienced continual inflows of money into retail vehicles
with low net supply of tax-exempt bonds. Issuers have
increasingly turned to the taxable muni bond market to
refund tax-exempt debt and new issuance. These taxable
structures provide low all-in borrowing costs and, in some
instances, reduced covenants. With the probability of a
contested U.S. presidential election diminishing, in our view, additional federal fiscal stimulus appears increasingly likely to us. The final makeup of the U.S. Senate will be decided
Credit Quality Composition
*
11/30/20
Ratings
% of Total
Investments
AAA 14.86%
AA 59.83%
A 18.48%
BBB 1.75%
Refunded 4.86%
Not Rated 0.22%
*
Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
14
.

Franklin New York Tax-Free Income Fund

franklintempleton.com
Semiannual Report
by January runoff elections in the state of Georgia and will likely affect the size and composition of any supplemental
funds provided to muni bond issuers. For a number of state
and local governments, revenues have exceeded projections
as states reopened portions of their economies, but large
deficits are still anticipated. Additionally, rising new novel coronavirus (COVID-19) infection rates throughout the U.S.
have the potential to restrict additional economic activity as consumer sentiment waned toward the end of the period.
In the six-month period ending in November 2020, revenue
bonds outperformed general obligation securities and lower-
quality investment-grade issues outperformed their higher-
rated counterparts. Within the revenue bond segments,
hospital and leasing bonds were the best performers, while
resource recovery bonds had positive returns but lagged
other revenue segments.
The Investment Company Institute (ICI) reported net inflows
of approximately $5 billion into muni bond retail vehicles
in November 2020. For the six-month period, muni bond
retail vehicles saw approximately $48 billion of net inflows, according to the ICI.
U.S. fixed income sectors broadly underperformed relative
to equities during the period, as measured by the Standard
& Poor’s
®
500 Index (S&P 500
®
), which posted a +19.98%
total return for the period.
3
Investment-grade muni bonds, as
measured by the Bloomberg Barclays Municipal Bond Index,
posted a +3.29% total return, while USTs, as measured
by the Bloomberg Barclays U.S. Treasury Index, posted a
-0.33% total return, and investment-grade corporate bonds,
as measured by the Bloomberg Barclays U.S. Corporate
Bond Index, posted a +6.22% total return.

Although the muni bond market has seen a strong recovery
since March 2020, we believe robust technical support will
continue as funds flow into the market, with negative net
issuance supporting valuations. It is our view that, despite the ongoing pandemic and its resulting economic downturn,
a second market disruption related to COVID-19 is unlikely
to unfold in the muni bond market. Most municipalities were
in good financial shape entering the COVID-19 shock and
backed their muni bond borrowings with very high security.
Additionally, most governments with outstanding debt have a
large variety of revenue sources that enhance the likelihood of meeting their financial obligations.
State Update
New York’s large and diverse economy, which generates
above-average income and wealth levels, struggled during
the six-month period amid the COVID-19 pandemic. The
virus hit New York City, the state’s economic engine,
particularly hard. Public health measures to contain the
pandemic early in the year contributed to widespread job
losses, and New York’s economic recovery has been slower
than in most other states. The state’s unemployment rate of
14.5% in May 2020 decreased to 8.4% by period-end, which
still exceeded the 6.7% national rate.

New York’s fiscal year
2021 budget faces lower revenue and increased spending
due to COVID-19’s economic and public health implications.
Medicaid spending growth also pressured the budget, which
provided new powers for the governor and budget director to
balance the budget. New York’s net tax-supported debt was
moderately high at $3,314 per capita and 4.6% of personal
income, compared with the $1,071 and 2.0% national
medians, respectively.
5
Independent credit rating agency
Moody’s Investors Service downgraded its rating to Aa2 on
New York’s general obligation debt in October while raising
its outlook from negative to stable.
6
Moody’s downgrade
reflected the disproportionate impact of COVID-19 on
the state’s economy, the state’s relatively slow recovery,
new long-term budget gaps, and growing health care and
education costs amid uncertain federal funding. The rating
also recognizes positive factors like the state’s large and
diverse economy, moderate leverage, budget management
tools and history of closing budget gaps.
Investment Strategy
We select securities we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and typically use a buy-and-hold strategy. This
means we generally hold securities in the Fund’s portfolio for income purposes, rather than trading securities for capital
gains, although we may sell a security at any time if we
believe it could help the Fund meet its goal.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
4. Source: Bureau of Labor Statistics.
5. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years , 5/12/20.
6. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Franklin New York Tax-Free Income Fund

franklintempleton.com
Semiannual Report
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Composition.
Manager’s Discussion
The combination of our value-oriented philosophy of
investing primarily for income and a positive-sloping
municipal yield curve, in which interest rates for longer-term bonds are higher than those for shorter-term bonds, led
us to favor longer-term bonds during the reporting period.
Consistent with our strategy, we sought to remain close
to fully invested in bonds ranging from 20 to 30 years in
maturity with good call features. In line with our relative
value investment strategy, and to further reduce volatility, we avoided derivative securities and other investment vehicles
designed to leverage the portfolio. During the period, the
Fund had no exposure to inverse floaters or any other form
of leverage. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin New
York Tax-Free Income Fund. We look forward to serving your
future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of November 30, 2020, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
11/30/20
% of Total
Investments
*
Transportation 20.31%
Tax-Supported 20.30%
Utilities 17.38%
Higher Education 11.29%
Refunded** 7.03%
General Obligation 5.71%
Housing 5.35%
Corporate-Backed 4.40%
Hospital & Health Care 3.72%
Subject to Government Appropriations 3.23%
Other Revenue 1.28%

Performance Summary as of November 30, 2020
Franklin New York Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 11/30/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +3.21% -0.66%
1-Year +3.87% -0.03%
5-Year +15.14% +2.08%
10-Year +38.67% +2.93%
Advisor
6-Month +3.34% +3.34%
1-Year +4.03% +4.03%
5-Year +16.10% +3.03%
10-Year +40.57% +3.46%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield

A 2.40% 5.16% 1.18% 2.54%
Advisor 2.74% 5.89% 1.47% 3.16%
See page 7 for Performance Summary footnotes.

Franklin New York Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters;
financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Advisor Class) per share on 11/30/20.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and New York state and City personal income tax rate of 53.50%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(6/1/20–11/30/20)
Share Class
Net Investment
Income
A $0.143984
A1 $0.152544
C $0.121547
R6 $0.160377
Advisor $0.158230
Total Annual Operating Expenses
8
Share Class
A 0.78%
Advisor 0.53%

Your Fund’s Expenses
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franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 6/1/20
Ending
Account
Value 11/30/20
Expenses
Paid During
Period
6/1/20–11/30/20
1
Ending
Account
Value 11/30/20
Expenses
Paid During
Period
6/1/20–11/30/20
1
a
Net
Annualized
Expense
Ratio
A $1,000 $1,032.10 $3.98 $1,021.16 $3.95 0.78%
A1 $1,000 $1,031.94 $3.21 $1,021.91 $3.20 0.63%
C $1,000 $1,030.05 $6.00 $1,019.16 $5.97 1.18%
R6 $1,000 $1,033.54 $2.51 $1,022.60 $2.50 0.49%
Advisor $1,000 $1,033.37 $2.70 $1,022.41 $2.69 0.53%

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended
May 31, 2020
Year Ended
May 31, 2019
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $11.09 $11.10 $10.75
Income from investment operations
b
:
Net investment income
c
.................................................. 0.14 0.29 0.24
Net realized and unrealized gains (losses) .................................... 0.21 (0.01) 0.34
Total from investment operations ............................................. 0.35 0.28 0.58
Less distributions from:
Net investment income ................................................... (0.14) (0.29) (0.23)
Net asset value, end of period ............................................... $11.30 $11.09 $11.10
Total return
d
............................................................ 3.21% 2.51% 5.46%
Ratios to average net assets
e
Expenses .............................................................. 0.78%
f
0.78%
f
0.78%
f
Net investment income .................................................... 2.55% 2.59% 3.09%
Supplemental data
Net assets, end of period (000’s) ............................................. $347,368 $291,562 $177,982
Portfolio turnover rate ..................................................... 6.11% 21.27% 19.78%
a
For the period September 10, 2018 (effective date) to May 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended May 31,
2020 2019 2018 2017 2016
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.10 $11.10 $10.86 $11.20 $11.54 $11.58
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.31 0.35 0.37 0.39 0.41
Net realized and unrealized gains (losses) 0.20 (0.01) 0.25 (0.34) (0.33) (0.04)
Total from investment operations ........ 0.35 0.30 0.60 0.03 0.06 0.37
Less distributions from:
Net investment income .............. (0.15) (0.30) (0.36) (0.37) (0.40) (0.41)
Net asset value, end of period .......... $11.30 $11.10 $11.10 $10.86 $11.20 $11.54
Total return
c
....................... 3.19% 2.75% 5.67% 0.26% 0.52% 3.30%
Ratios to average net assets
d
Expenses ......................... 0.63%
e
0.63%
e
0.63%
e
0.64% 0.61% 0.61%
Net investment income ............... 2.71% 2.74% 3.24% 3.33% 3.45% 3.59%
Supplemental data
Net assets, end of period (000’s) ........ $2,867,728 $2,902,606 $3,192,168 $3,421,773 $3,892,131 $4,131,002
Portfolio turnover rate ................ 6.11% 21.27% 19.78% 10.58% 17.44% 4.14%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended May 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.08 $11.09 $10.85 $11.19 $11.52 $11.57
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.24 0.29 0.31 0.33 0.35
Net realized and unrealized gains (losses) 0.21 (0.01) 0.25 (0.34) (0.33) (0.05)
Total from investment operations ........ 0.33 0.23 0.54 (0.03) — 0.30
Less distributions from:
Net investment income .............. (0.12) (0.24) (0.30) (0.31) (0.33) (0.35)
Net asset value, end of period .......... $11.29 $11.08 $11.09 $10.85 $11.19 $11.52
Total return
c
....................... 3.01% 2.10% 5.10% (0.31)% 0.04% 2.64%
Ratios to average net assets
d
Expenses ......................... 1.18%
e
1.18%
e
1.18%
e
1.19% 1.16% 1.16%
Net investment income ............... 2.16% 2.19% 2.69% 2.78% 2.90% 3.04%
Supplemental data
Net assets, end of period (000’s) ........ $219,791 $257,275 $332,093 $506,155 $614,981 $665,206
Portfolio turnover rate ................ 6.11% 21.27% 19.78% 10.58% 17.44% 4.14%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended May 31,
Year Ended
May 31, 2018
a
2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.11 $11.12 $10.88 $11.15
Income from investment operations
b
:
Net investment income
c
...................................... 0.16 0.32 0.36 0.33
Net realized and unrealized gains (losses) ........................ 0.21 (0.01) 0.25 (0.32)
Total from investment operations ................................. 0.37 0.31 0.61 0.01
Less distributions from:
Net investment income ....................................... (0.16) (0.32) (0.37) (0.28)
Net asset value, end of period ................................... $11.32 $11.11 $11.12 $10.88
Total return
d
................................................ 3.35% 2.80% 5.80% 0.13%
Ratios to average net assets
e
Expenses .................................................. 0.49%
f
0.50%
f
0.50%
f,g
0.50%
g
Net investment income ........................................ 2.83% 2.87% 3.37% 3.47%
Supplemental data
Net assets, end of period (000’s) ................................. $80,917 $71,991 $62,689 $60,363
Portfolio turnover rate ......................................... 6.11% 21.27% 19.78% 10.58%
a
For the period August 1, 2017 (effective date) to May 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended May 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.10 $11.11 $10.87 $11.21 $11.55 $11.59
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.32 0.36 0.38 0.40 0.42
Net realized and unrealized gains (losses) 0.21 (0.02) 0.25 (0.34) (0.33) (0.04)
Total from investment operations ........ 0.37 0.30 0.61 0.04 0.07 0.38
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.37) (0.38) (0.41) (0.42)
Net asset value, end of period .......... $11.31 $11.10 $11.11 $10.87 $11.21 $11.55
Total return
c
....................... 3.34% 2.76% 5.77% 0.35% 0.61% 3.40%
Ratios to average net assets
d
Expenses ......................... 0.53%
e
0.53%
e
0.53%
e
0.54% 0.51% 0.51%
Net investment income ............... 2.80% 2.84% 3.34% 3.43% 3.55% 3.69%
Supplemental data
Net assets, end of period (000’s) ........ $276,472 $266,050 $220,727 $240,101 $312,544 $274,034
Portfolio turnover rate ................ 6.11% 21.27% 19.78% 10.58% 17.44% 4.14%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Schedule of Investments, November 30, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.8%
New York 98.8%
Battery Park City Authority , Revenue, Senior Lien , 2019A , 5% , 11/01/49 ..........
$ 16,130,000 $ 20,785,602
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/45 1,500,000 1,558,755
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/55 8,000,000 8,263,440
Broome County Local Development Corp. , United Health Services Hospitals Obligated
Group , Revenue , 2020 , Refunding , AGMC Insured , 3% , 4/01/50 ............... 5,500,000 5,584,205
Buffalo & Erie County Industrial Land Development Corp. ,
Buffalo State College Foundation Housing Corp., Revenue, 2011A, Pre-Refunded,
5.375%, 10/01/41 ................................................ 2,035,000 2,070,266
Catholic Health System Obligated Group, Revenue, 2015, 5.25%, 7/01/35 ....... 1,000,000 1,141,370
Catholic Health System Obligated Group, Revenue, 2015, 5%, 7/01/40 ......... 1,000,000 1,121,880
D'Youville College, Revenue, 2020A, Refunding, 4%, 11/01/50 ................ 2,500,000 2,607,625
City of New Rochelle ,
Iona College, Revenue, 2015A, Refunding, 5%, 7/01/40 ..................... 1,250,000 1,352,400
Iona College, Revenue, 2015A, Refunding, 5%, 7/01/45 ..................... 1,425,000 1,530,892
City of New York ,
GO, 2002 D, Refunding, 5.5%, 6/01/24 .................................. 145,000 145,623
GO, 2006 G, Refunding, AMBAC Insured, 5%, 8/01/22 ...................... 10,000 10,037
GO, 2014J, Refunding, 5%, 8/01/32 .................................... 10,000,000 11,494,500
GO, 2015C, Refunding, 5%, 8/01/29 ................................... 20,640,000 24,170,472
GO, 2015C, Refunding, 5%, 8/01/31 ................................... 10,000,000 11,652,400
GO, 2015C, Refunding, 5%, 8/01/32 ................................... 4,000,000 4,639,600
GO, 2015C, Refunding, 5%, 8/01/33 ................................... 3,000,000 3,470,400
GO, 2015C, Refunding, 5%, 8/01/34 ................................... 1,500,000 1,733,220
GO, 2017 B, 5%, 12/01/41 ........................................... 7,000,000 8,309,560
GO, 2018 B-1, 5%, 10/01/38 ......................................... 6,250,000 7,657,437
GO, 2018 E-1, 5%, 3/01/39 .......................................... 16,210,000 19,880,917
GO, 2018 E-1, 5%, 3/01/40 .......................................... 7,500,000 9,182,475
GO, 2018 E-1, 5%, 3/01/44 .......................................... 12,500,000 15,127,375
GO, 2018 F-1, 5%, 4/01/40 .......................................... 6,830,000 8,377,200
GO, 2018 F-1, 5%, 4/01/45 .......................................... 10,000,000 12,094,400
GO, 2019 - D1, 4%, 12/01/43 ......................................... 10,000,000 11,500,400
GO, 2019 - D1, 5%, 12/01/44 ......................................... 10,000,000 12,279,500
GO, 2020 A(A-1), 5%, 8/01/43 ........................................ 5,000,000 6,217,250
GO, 2021 C, 4%, 8/01/41 ............................................ 3,000,000 3,552,570
GO, 2021B, Refunding, 5%, 11/01/32 ................................... 8,095,000 10,735,913
County of Nassau , GO , 2013C , AGMC Insured , 5% , 4/01/43 ...................
26,665,000 28,929,925
Dutchess County Local Development Corp. ,
Health QuestSystems Obligated Group, Revenue, 2016 B, 5%, 7/01/31 ......... 10,550,000 12,361,646
Nuvance Health Obligated Group, Revenue, 2019B, Refunding, 4%, 7/01/44 ..... 800,000 885,224
Nuvance Health Obligated Group, Revenue, 2019B, Refunding, 4%, 7/01/49 ..... 2,250,000 2,471,063
Vassar College, Revenue, 2017, Refunding, 5%, 7/01/42 .................... 5,000,000 6,009,100
Vassar College, Revenue, 2017, Refunding, 4%, 7/01/46 .................... 5,715,000 6,389,941
Erie County Industrial Development Agency (The) , Buffalo City School District ,
Revenue , 2013A , Refunding , 5% , 5/01/28 ............................... 8,100,000 8,946,612
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/42 .................. 1,250,000 1,474,162
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/47 .................. 5,250,000 6,144,023
Hudson Yards Infrastructure Corp. ,
Revenue, 2017 A, Refunding, 5%, 2/15/42 ............................... 20,000,000 23,730,800
Revenue, 2017 A, Refunding, 4%, 2/15/44 ............................... 13,680,000 15,224,609
Revenue, 2017 A, Refunding, 5%, 2/15/45 ............................... 15,000,000 17,699,550
Revenue, Senior Lien, 2012A, Pre-Refunded, 5.25%, 2/15/47 ................. 1,545,000 1,561,037
Revenue, Senior Lien, 2012A, Refunding, 5.25%, 2/15/47 ................... 33,455,000 33,769,477
Long Island Power Authority ,
Revenue, 2012A, Pre-Refunded, 5%, 9/01/42 ............................. 7,300,000 7,916,193
Revenue, 2012A, Refunding, 5%, 9/01/42 ............................... 14,700,000 15,727,089

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Long Island Power Authority, (continued)
Revenue, 2014A, Refunding, 5%, 9/01/44 ............................... $ 5,000,000 $ 5,696,250
Revenue, 2016 B, Refunding, 5%, 9/01/36 ............................... 5,000,000 6,047,000
Revenue, 2016 B, Refunding, 5%, 9/01/41 ............................... 10,000,000 11,995,600
Revenue, 2016 B, Refunding, 5%, 9/01/46 ............................... 18,000,000 21,493,080
Revenue, 2018, 5%, 9/01/39 ......................................... 5,000,000 6,308,000
Revenue, 2019 A, 4%, 9/01/37 ........................................ 19,550,000 22,974,769
Revenue, 2020 A, Refunding, 5%, 9/01/38 ............................... 1,500,000 1,986,585
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 7,460,000 8,512,308
Revenue, 2012C, Refunding, 5%, 11/15/31 .............................. 10,000,000 10,447,800
Revenue, 2012C, Refunding, 5%, 11/15/41 .............................. 10,670,000 11,096,160
Revenue, 2012C, Pre-Refunded, 5%, 11/15/47 ............................ 16,125,000 17,639,460
Revenue, 2013 D, 5%, 11/15/43 ....................................... 10,000,000 10,578,400
Revenue, 2013A, 5%, 11/15/38 ....................................... 7,280,000 7,641,088
Revenue, 2014B, 5.25%, 11/15/35 ..................................... 4,000,000 4,318,960
Revenue, 2015A-1, 5%, 11/15/45 ...................................... 10,000,000 10,775,800
Revenue, 2015C-1, Refunding, 5%, 11/15/35 ............................. 5,000,000 5,457,000
Revenue, 2016 D, Refunding, 5%, 11/15/30 .............................. 10,305,000 11,527,997
Revenue, 2016B, Refunding, 5%, 11/15/33 ............................... 6,000,000 6,673,860
Revenue, 2016B, Refunding, 5%, 11/15/35 ............................... 4,000,000 4,433,080
Revenue, 2016B, Refunding, 5%, 11/15/37 ............................... 18,500,000 20,471,175
Revenue, 2017 D, Refunding, 4%, 11/15/42 .............................. 20,000,000 21,026,000
Revenue, 2017 D, Refunding, 4%, 11/15/46 .............................. 5,000,000 5,243,000
Revenue, 2017A-1, Refunding, 5%, 11/15/51 ............................. 2,505,000 2,767,499
Revenue, 2017C-1, Refunding, 5%, 11/15/30 ............................. 6,215,000 7,119,904
Revenue, 2019 C, AGMC Insured, 4%, 11/15/45 ........................... 8,000,000 9,007,280
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 10,000,000 11,502,100
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 3,000,000 3,445,350
Dedicated Tax Fund, Revenue, 2016B-2, Refunding, 5%, 11/15/39 ............. 4,775,000 5,589,997
Dedicated Tax Fund, Revenue, 2017 A, 5%, 11/15/47 ....................... 30,375,000 35,391,735
Dedicated Tax Fund, Revenue, 2017B-1, Refunding, 5%, 11/15/35 ............. 6,000,000 7,224,240
Dedicated Tax Fund, Revenue, 2017B-1, Refunding, 5%, 11/15/42 ............. 5,000,000 5,928,200
Dedicated Tax Fund, Revenue, 2017B-1, Refunding, 5%, 11/15/47 ............. 13,505,000 15,895,250
Monroe County Industrial Development Corp. ,
Rochester General Hospital (The), Revenue, 2017, 5%, 12/01/46 .............. 15,000,000 17,269,350
a
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/50 . 1,265,000 1,471,069
a
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/59 . 1,080,000 1,247,270
University of Rochester, Revenue, 2013A, Pre-Refunded, 5%, 7/01/38 .......... 6,350,000 7,135,876
University of Rochester, Revenue, 2013B, Pre-Refunded, 5%, 7/01/43 .......... 5,000,000 5,618,800
University of Rochester, Revenue, 2015A, Refunding, 5%, 7/01/30 ............. 3,275,000 3,856,935
University of Rochester, Revenue, 2015A, Refunding, 5%, 7/01/32 ............. 2,000,000 2,341,120
University of Rochester, Revenue, 2015A, Refunding, 5%, 7/01/37 ............. 1,780,000 2,064,052
University of Rochester, Revenue, 2017 C, Refunding, 4%, 7/01/43 ............ 22,895,000 25,898,137
University of Rochester, Revenue, 2017 D, Refunding, 4%, 7/01/43 ............ 21,550,000 24,376,714
University of Rochester, Revenue, 2020A, 4%, 7/01/50 ...................... 36,600,000 42,652,908
New York City ,
Water & Sewer System, Revenue, 2011EE, Pre-Refunded, 5.375%, 6/15/43 ...... 25,900,000 25,949,210
Water & Sewer System, Revenue, 2013 BB, 5%, 6/15/47 .................... 15,000,000 16,333,350
Water & Sewer System, Revenue, 2017 AA, 4%, 6/15/46 .................... 24,290,000 27,511,340
Water & Sewer System, Revenue, 2017 DD, 5%, 6/15/47 .................... 33,800,000 41,037,932
Water & Sewer System, Revenue, 2018 BB-1, 5%, 6/15/46 .................. 20,875,000 25,450,800
Water & Sewer System, Revenue, 2018 CC-1, 5%, 6/15/48 .................. 38,475,000 46,825,999
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/40 ............ 15,000,000 18,913,800
Water & Sewer System, Revenue, 2019 DD-1, 5%, 6/15/49 .................. 27,825,000 34,520,251
Water & Sewer System, Revenue, 2019 FF-1, 4%, 6/15/49 ................... 10,000,000 11,683,500
Water & Sewer System, Revenue, 2020 AA, Refunding, 4%, 6/15/40 ........... 5,000,000 6,011,750

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City, (continued)
Water & Sewer System, Revenue, 2020 AA, Refunding, 5%, 6/15/40 ........... $ 10,000,000 $ 13,038,400
Water & Sewer System, Revenue, 2020 BB1, 4%, 6/15/49 ................... 20,000,000 23,548,200
Water & Sewer System, Revenue, 2020 BB1, 5%, 6/15/49 ................... 10,000,000 12,813,000
New York City Educational Construction Fund , Revenue , 2011A , 5.75% , 4/01/41 ....
20,000,000 20,359,000
New York City Housing Development Corp. ,
Revenue, 2018 K, 4%, 11/01/48 ....................................... 49,905,000 54,257,714
Revenue, 2019 G-1-B, Refunding, 3%, 11/01/44 ........................... 12,295,000 12,813,357
Revenue, 2019 J, 3%, 11/01/44 ....................................... 5,000,000 5,220,900
Revenue, 2020 C, FNMA Insured, 2.75%, 2/01/51 ......................... 10,000,000 10,179,300
Revenue, 2020 D 1B, Refunding, FHA Insured, 2.4%, 11/01/50 ............... 10,000,000 9,785,100
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AGMC Insured , 3% , 3/01/49 ................................. 10,000,000 10,489,100
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2019 S-1, 5%, 7/15/43 ............................ 5,230,000 6,444,563
Building Aid, Revenue, 2019 S-1, 5%, 7/15/45 ............................ 17,000,000 20,854,410
Building Aid, Revenue, 2019 S-2A, Refunding, 5%, 7/15/34 .................. 4,235,000 5,344,019
Building Aid, Revenue, 2019 S-3A, Refunding, 5%, 7/15/37 .................. 10,425,000 13,040,111
Building Aid, Revenue, 2020S1, 4%, 7/15/43 ............................. 11,800,000 13,687,174
Building Aid, Revenue, 2020S1, 4%, 7/15/44 ............................. 12,275,000 14,201,439
Building Aid, Revenue, 2020S1, 4%, 7/15/46 ............................. 5,000,000 5,841,850
Future Tax Secured, Revenue, 2011C, Refunding, 5%, 11/01/39 ............... 10,000 10,034
Future Tax Secured, Revenue, 2012E-1, 5%, 2/01/37 ....................... 10,000,000 10,510,500
Future Tax Secured, Revenue, 2013 I, 5%, 5/01/42 ........................ 45,000,000 49,259,250
Future Tax Secured, Revenue, 2014D-1, 5%, 2/01/38 ....................... 17,000,000 19,154,580
Future Tax Secured, Revenue, 2014D-1, 5%, 2/01/39 ....................... 24,135,000 27,153,565
Future Tax Secured, Revenue, 2014D-1, 5%, 2/01/40 ....................... 18,300,000 20,564,442
Future Tax Secured, Revenue, 2015 A-1, 5%, 8/01/34 ...................... 5,115,000 5,893,452
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/34 ...................... 10,000,000 11,692,500
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/35 ...................... 10,000,000 11,670,200
Future Tax Secured, Revenue, 2015B, 5%, 8/01/34 ........................ 5,000,000 5,760,950
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 13,415,000 16,003,290
Future Tax Secured, Revenue, 2017 C, Refunding, 5%, 11/01/33 .............. 6,500,000 8,069,815
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 4,340,000 5,290,894
Future Tax Secured, Revenue, 2018 B-1, 5%, 8/01/45 ...................... 17,500,000 21,329,175
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/42 ...................... 7,410,000 8,500,900
Future Tax Secured, Revenue, 2018-A-3, 5%, 8/01/40 ...................... 3,270,000 4,030,079
Future Tax Secured, Revenue, 2018-A-3, 4%, 8/01/43 ...................... 5,645,000 6,423,671
Future Tax Secured, Revenue, 2019 A-1, 5%, 8/01/42 ...................... 5,000,000 6,203,700
Future Tax Secured, Revenue, 2019 C-1, 4%, 11/01/42 ..................... 7,500,000 8,717,550
Future Tax Secured, Revenue, 2020A, 4%, 5/01/44 ........................ 10,000,000 11,583,800
Future Tax Secured, Revenue, F-1, 5%, 2/01/34 ........................... 5,000,000 5,450,250
Future Tax Secured, Revenue, F-1, 5%, 2/01/36 ........................... 8,250,000 8,974,268
New York Convention Center Development Corp. , Revenue, Senior Lien , 2016A , 5% ,
11/15/46 ........................................................ 5,000,000 5,679,800
New York Liberty Development Corp. ,
Revenue, 2011 - 1WTC, 5.25%, 12/15/43 ................................ 50,000,000 52,211,000
7 World Trade Center II LLC, Revenue, 2012, 1, Refunding, 5%, 9/15/40 ........ 18,000,000 18,905,040
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 86,360,000 124,769,474
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 27,000,000 40,891,230
New York Power Authority , Revenue , 2020 A , Refunding , 4% , 11/15/50 ...........
30,000,000 35,446,800
New York State Dormitory Authority ,
Revenue, 2008 A-1, 5%, 6/01/38 ...................................... 4,635,000 4,652,057
Revenue, 2009A, Refunding, AGMC Insured, 5.625%, 10/01/29 ............... 300,000 301,260
Revenue, 2009C, Refunding, AGMC Insured, 5%, 10/01/31 .................. 45,000 45,163
Revenue, 2009C, Refunding, AGMC Insured, 5.125%, 10/01/36 ............... 60,000 60,226
Revenue, 2010A, Refunding, AGMC Insured, 5%, 10/01/21 .................. 265,000 266,023

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Revenue, 2010A, Refunding, AGMC Insured, 5%, 10/01/22 .................. $ 395,000 $ 396,489
Revenue, 2010A, Refunding, AGMC Insured, 5%, 10/01/24 .................. 710,000 712,670
Revenue, 2013A, Pre-Refunded, 5%, 3/15/43 ............................. 16,675,000 18,503,747
Revenue, 2017 A, Pre-Refunded, 5%, 2/15/39 ............................ 5,000 6,432
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/45 2,875,000 3,129,495
Educational Housing Services, Inc., Revenue, 2005, AMBAC Insured, 5.25%, 7/01/30 5,150,000 6,330,380
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/26 ... 6,105,000 6,924,230
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/34 ... 13,220,000 15,729,817
Fordham University, Revenue, 2020, 4%, 7/01/50 .......................... 4,000,000 4,541,240
Memorial Sloan-Kettering Cancer Center, Revenue, 2017 1, Refunding, 4%, 7/01/47 5,000,000 5,654,700
New School (The), Revenue, 2015A, Refunding, 5%, 7/01/40 ................. 5,500,000 6,170,340
New School (The), Revenue, 2015A, Refunding, 5%, 7/01/45 ................. 9,385,000 10,450,010
New York University, Revenue, 2012A, Pre-Refunded, 5%, 7/01/37 ............ 7,000,000 7,534,590
New York University, Revenue, 2012A, Pre-Refunded, 5%, 7/01/42 ............ 10,000,000 10,763,700
New York University, Revenue, 2015A, Refunding, 5%, 7/01/45 ............... 5,000,000 5,773,850
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/38 ............... 5,000,000 6,110,950
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/40 ............... 6,745,000 8,210,149
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/43 ............... 3,000,000 3,627,990
New York University, Revenue, 2019A, 4%, 7/01/45 ........................ 3,415,000 3,971,338
New York University, Revenue, 2019A, 5%, 7/01/49 ........................ 50,000,000 62,223,500
Northwell Health Obligated Group, Revenue, 2009B, 5%, 5/01/39 .............. 10,000,000 10,462,800
Northwell Health Obligated Group, Revenue, 2015A, Refunding, 5%, 5/01/36 ..... 11,000,000 12,596,210
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/27 2,025,000 2,317,450
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/30 1,000,000 1,133,170
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/32 1,000,000 1,127,710
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/34 7,250,000 8,148,057
NYU Langone Hospitals Obligated Group, Revenue, 2020A, 3%, 7/01/48 ........ 4,000,000 4,172,240
NYU Langone Hospitals Obligated Group, Revenue, 2020A, 4%, 7/01/50 ........ 25,100,000 28,734,731
NYU Langone Hospitals Obligated Group, Revenue, 2020A, 4%, 7/01/53 ........ 10,420,000 11,887,344
Rochester Institute of Technology, Revenue, 2019A, 5%, 7/01/49 .............. 3,500,000 4,336,885
Rockefeller University (The), Revenue, 2019 C, Refunding, 4%, 7/01/49 ......... 6,750,000 7,903,035
Rockefeller University (The), Revenue, 2019B, 5%, 7/01/50 .................. 6,500,000 8,249,475
Rockefeller University (The), Revenue, 2020A, Refunding, 5%, 7/01/53 ......... 10,000,000 12,926,800
St. John's University, Revenue, 2015A, Refunding, 5%, 7/01/29 ............... 1,375,000 1,594,670
St. John's University, Revenue, 2015A, Refunding, 5%, 7/01/30 ............... 1,675,000 1,936,015
St. John's University, Revenue, 2015A, Refunding, 5%, 7/01/31 ............... 3,700,000 4,255,925
St. John's University, Revenue, 2015A, Refunding, 5%, 7/01/34 ............... 2,000,000 2,278,460
State of New York Personal Income Tax, Revenue, 2011C, 5%, 3/15/34 ......... 10,000,000 10,124,300
State of New York Personal Income Tax, Revenue, 2012B, 5%, 3/15/37 ......... 6,915,000 7,270,846
State of New York Personal Income Tax, Revenue, 2016 A, Refunding, 5%, 2/15/41 4,000,000 4,795,920
State of New York Personal Income Tax, Revenue, 2016 A, Refunding, 5%, 2/15/42 1,950,000 2,334,462
State of New York Personal Income Tax, Revenue, 2016 A, Refunding, 5%, 2/15/43 8,450,000 10,100,623
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 2/15/37 5,000,000 6,092,950
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 2/15/38 5,000,000 6,080,850
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 2/15/39 8,940,000 10,852,624
State of New York Personal Income Tax, Revenue, 2017B, Pre-Refunded, 5%,
2/15/40 ........................................................ 10,000 13,094
State of New York Personal Income Tax, Revenue, 2017B, Refunding, 5%, 2/15/40 9,415,000 11,565,574
State of New York Personal Income Tax, Revenue, 2017B, Refunding, 5%, 2/15/41 12,410,000 15,211,185
State of New York Personal Income Tax, Revenue, 2017B, Pre-Refunded, 5%,
2/15/41 ........................................................ 15,000 19,640
State of New York Personal Income Tax, Revenue, 2017B, Pre-Refunded, 5%,
2/15/43 ........................................................ 5,000 6,546
State of New York Personal Income Tax, Revenue, 2017B, Refunding, 5%, 2/15/43 4,590,000 5,603,610
State of New York Personal Income Tax, Revenue, 2017B, Refunding, 4%, 2/15/46 19,995,000 22,483,378

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Personal Income Tax, Revenue, 2017B, Pre-Refunded, 4%,
2/15/46 ........................................................ $ 5,000 $ 6,215
State of New York Personal Income Tax, Revenue, 2018A, Refunding, 5%, 3/15/45 10,000,000 12,321,800
State of New York Personal Income Tax, Revenue, 2019 D, Refunding, 3%, 2/15/49 5,000,000 5,291,950
State of New York Personal Income Tax, Revenue, 2019A, Refunding, 4%, 3/15/49 10,000,000 11,459,300
State of New York Sales Tax, Revenue, 2014A, 5%, 3/15/31 .................. 15,685,000 17,846,707
State of New York Sales Tax, Revenue, 2014A, 5%, 3/15/44 .................. 37,250,000 41,660,773
State of New York Sales Tax, Revenue, 2015B, 5%, 3/15/40 .................. 12,640,000 14,780,331
State of New York Sales Tax, Revenue, 2015B, 5%, 3/15/41 .................. 10,520,000 12,285,361
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/34 ................. 10,000,000 12,179,600
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/35 ................. 24,545,000 29,833,466
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/36 ................. 31,550,000 38,249,327
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/41 ................. 10,000,000 12,154,300
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/42 ................. 10,000,000 12,125,400
State of New York Sales Tax, Revenue, 2017 A, 4%, 3/15/46 ................. 16,515,000 18,532,307
State of New York Sales Tax, Revenue, 2018 C, Refunding, 4%, 3/15/44 ........ 5,310,000 6,063,436
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/37 ........ 15,340,000 19,489,623
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/44 ........ 19,715,000 24,611,812
State of New York Sales Tax, Revenue, 2018A, 5%, 3/15/42 .................. 6,235,000 7,721,237
State of New York Sales Tax, Revenue, 2018A, 4%, 3/15/46 .................. 25,000,000 28,433,750
State of New York Sales Tax, Revenue, 2018A, 4%, 3/15/48 .................. 10,000,000 11,351,700
State University Construction Fund, Revenue, 2005 A, AGMC, FGIC Insured, 5.5%,
5/15/22 ........................................................ 5,000,000 5,385,750
State University Construction Fund, Revenue, 2012A, 5%, 5/15/28 ............. 4,000,000 4,253,920
State University Construction Fund, Revenue, 2012A, 5%, 5/15/29 ............. 3,000,000 3,188,190
State University Construction Fund, Revenue, 2012A, 5%, 5/15/30 ............. 1,000,000 1,061,970
State University of New York, Revenue, 2012A, Pre-Refunded, 5%, 7/01/37 ...... 10,000,000 10,763,700
State University of New York, Revenue, 2012A, Pre-Refunded, 5%, 7/01/42 ...... 15,000,000 16,145,550
State University of New York, Revenue, 2013A, Pre-Refunded, 5%, 7/01/38 ...... 5,000,000 5,618,800
State University of New York, Revenue, 2013A, Pre-Refunded, 5%, 7/01/43 ...... 4,150,000 4,663,604
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/35 ........ 2,000,000 2,432,300
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/36 ........ 1,500,000 1,818,300
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/37 ........ 2,000,000 2,417,320
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/38 ........ 1,000,000 1,205,470
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/42 ........ 3,750,000 4,481,063
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/46 ........ 4,000,000 4,749,760
State University of New York, Revenue, 2018 A, 5%, 7/01/43 ................. 4,300,000 5,185,714
State University of New York, Revenue, 2018 A, 5%, 7/01/48 ................. 13,925,000 16,685,214
State University of New York, Revenue, 2019A, 3%, 7/01/42 .................. 4,165,000 4,434,101
State University of New York, Revenue, 2019A, 4%, 7/01/43 .................. 1,200,000 1,381,008
State University of New York, Revenue, 2019A, 4%, 7/01/49 .................. 4,250,000 4,842,025
Trustees of Columbia University in the City of New York (The), Revenue, 2016A-2,
5%, 10/01/46 ................................................... 10,000,000 16,238,100
New York State Environmental Facilities Corp. ,
New York City Water & Sewer System, Revenue, 2013A, 5%, 6/15/31 .......... 5,000,000 5,572,600
State of New York State Revolving Fund, Revenue, 2017 A, Refunding, 5%, 6/15/46 28,360,000 34,914,280
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/42 ........ 8,355,000 10,357,526
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/47 ........ 12,345,000 15,185,338
State of New York State Revolving Fund, Revenue, 2018 B, 5%, 6/15/48 ........ 7,500,000 9,417,900
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 2/15/49 ........ 5,000,000 6,435,650
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ......
3,000,000 3,003,750
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/45 ........................................ 10,000,000 11,416,600
Revenue, 2019 B, 3%, 1/01/46 ........................................ 4,200,000 4,361,154
Revenue, 2019 B, 4%, 1/01/50 ........................................ 40,000,000 45,376,800
Revenue, I, Pre-Refunded, 5%, 1/01/37 ................................. 21,250,000 22,359,887

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Thruway Authority, (continued)
Revenue, I, Pre-Refunded, 5%, 1/01/42 ................................. $ 45,000,000 $ 47,350,350
Revenue, L, Refunding, 5%, 1/01/34 ................................... 2,600,000 3,213,600
Revenue, L, Refunding, 5%, 1/01/35 ................................... 3,000,000 3,698,070
Revenue, N, 4%, 1/01/46 ............................................ 10,000,000 11,532,500
Revenue, Junior Lien, 2016 A, 5%, 1/01/46 .............................. 25,000,000 29,072,500
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/27 ................. 27,000,000 28,593,000
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/28 ................. 11,600,000 12,278,020
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/29 ................. 10,000,000 10,595,500
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/30 ................. 9,000,000 9,513,630
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/31 ................. 10,250,000 10,812,418
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/32 ................. 11,100,000 11,693,850
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/38 15,000,000 18,210,900
State of New York Personal Income Tax, Revenue, 2017C, Refunding, 5%, 3/15/42 8,400,000 10,241,616
State of New York Personal Income Tax, Revenue, 2019 A, 5%, 3/15/42 ......... 10,000,000 12,421,700
b
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 245,970
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/37 ... 350,000 429,870
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/38 ... 300,000 337,818
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/39 ... 400,000 449,844
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/40 ... 400,000 449,264
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/41 ... 350,000 391,937
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/42 ... 300,000 335,484
Onondaga County Trust for Cultural Resources ,
Syracuse University, Revenue, 2019, Refunding, 5%, 12/01/45 ................ 5,000,000 6,355,300
Syracuse University, Revenue, 2019, Refunding, 4%, 12/01/47 ................ 12,000,000 13,964,880
Syracuse University, Revenue, 2019, Refunding, 4%, 12/01/49 ................ 5,000,000 5,803,600
Oswego County Industrial Development Agency , Oswego City School District ,
Revenue , 2006 , XLCA Insured , 5% , 12/15/30 ............................. 1,805,000 1,848,717
Port Authority of New York & New Jersey ,
Revenue, 194, Refunding, 5%, 10/15/41 ................................. 10,000,000 11,613,400
Revenue, 200, Refunding, 5%, 10/15/47 ................................. 10,000,000 11,910,700
Revenue, 2016, 4%, 9/01/49 ......................................... 11,815,000 13,618,678
Revenue, 218, 4%, 11/01/47 ......................................... 8,000,000 9,089,760
Revenue, 221, 4%, 7/15/50 .......................................... 12,750,000 14,566,747
Revenue, TWO HUNDRED AND SEVENTEEN, 4%, 11/01/41 ................ 10,000,000 11,727,400
Revenue, TWO HUNDRED AND SEVENTEEN, 5%, 11/01/44 ................ 5,000,000 6,293,750
Revenue, TWO HUNDRED ELEVENTH, Refunding, 5%, 9/01/48 .............. 25,000,000 30,609,250
Revenue, TWO HUNDRED FIFTH, Refunding, 5%, 11/15/47 ................. 26,340,000 31,803,179
Revenue, TWO HUNDRED FOURTEEN, 4%, 9/01/38 ...................... 7,110,000 8,231,105
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 2,588,355
Schenectady County Capital Resource Corp. ,
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/40 ............ 2,600,000 3,096,756
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/47 ............ 6,590,000 7,754,717
Suffolk County Water Authority ,
Revenue, 2018 A, 4%, 6/01/41 ........................................ 25,000,000 29,501,000
Revenue, 2020 B, 3%, 6/01/45 ........................................ 10,000,000 10,990,100
Triborough Bridge & Tunnel Authority ,
Revenue, Pre-Refunded, 5.2%, 1/01/27 ................................. 20,110,000 21,203,783
Revenue, 1999-B, Pre-Refunded, 5.5%, 1/01/30 ........................... 29,980,000 31,592,924
Revenue, 2013C, 5%, 11/15/38 ....................................... 5,000,000 5,497,350
Revenue, 2015 B, 5%, 11/15/45 ....................................... 5,000,000 5,817,000
Revenue, 2017A, Refunding, 5%, 11/15/38 ............................... 3,000,000 3,661,800
Revenue, 2017A, Refunding, 5%, 11/15/42 ............................... 5,750,000 6,961,928
Revenue, 2017A, Refunding, 5%, 11/15/47 ............................... 13,000,000 15,627,560

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 32 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Triborough Bridge & Tunnel Authority, (continued)
Revenue, 2017B, Refunding, 5%, 11/15/36 ............................... $ 21,080,000 $ 25,851,036
Revenue, 2017B, Refunding, 5%, 11/15/37 ............................... 18,190,000 22,247,825
Revenue, 2017B, Refunding, 5%, 11/15/38 ............................... 8,055,000 9,831,933
Revenue, 2019A, 5%, 11/15/49 ....................................... 9,000,000 11,228,580
Revenue, 2020 A, 5%, 11/15/49 ....................................... 10,000,000 12,877,300
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute, Revenue, 2020A, Refunding, 5%, 9/01/35 ...... 4,500,000 5,621,445
Rensselaer Polytechnic Institute, Revenue, 2020A, Refunding, 5%, 9/01/36 ...... 2,000,000 2,489,120
Rensselaer Polytechnic Institute, Revenue, 2020A, Refunding, 5%, 9/01/39 ...... 2,500,000 3,085,900
Rensselaer Polytechnic Institute, Revenue, 2020A, Refunding, 4%, 9/01/40 ...... 1,500,000 1,684,605
Trust for Cultural Resources of The City of New York (The) ,
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/34 ....................................................... 1,000,000 1,171,800
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... 1,250,000 1,457,862
Utility Debt Securitization Authority ,
Revenue, 2015, Refunding, 5%, 12/15/33 ................................ 20,000,000 24,343,000
Revenue, 2015, Refunding, 5%, 12/15/34 ................................ 9,950,000 12,099,598
Revenue, 2016 A, Refunding, 5%, 12/15/34 .............................. 33,870,000 41,636,052
Revenue, 2016 B, Refunding, 5%, 12/15/33 .............................. 5,750,000 7,071,925
Revenue, 2017, 5%, 12/15/40 ........................................ 10,000,000 12,575,500
Revenue, 2017, 5%, 12/15/41 ........................................ 8,500,000 10,659,595
Western Nassau County Water Authority ,
Revenue, 2015A, 5%, 4/01/40 ........................................ 1,400,000 1,619,548
Revenue, 2015A, 5%, 4/01/45 ........................................ 2,250,000 2,578,252
3,748,128,191
Total Municipal Bonds (Cost $3,430,122,980) ...................................
3,748,128,191
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
New York 0.3%
c
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.09% , 11/01/31 ........... 5,410,000 5,410,000
c
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.1% , 1/01/34 4,105,000 4,105,000
c
Triborough Bridge & Tunnel Authority , Revenue , 2005 B-2 , Refunding , LOC Citibank
NA , Daily VRDN and Put , 0.1% , 1/01/32 ................................. 1,650,000 1,650,000
11,165,000
Total Municipal Bonds (Cost $11,165,000) ......................................
11,165,000
Total Short Term Investments (Cost $11,165,000 ) ................................
11,165,000
a
Total Investments (Cost $3,441,287,980) 99.1% ..................................
$3,759,293,191
Other Assets, less Liabilities 0.9% .............................................
32,981,629
Net Assets 100.0% ...........................................................
$3,792,274,820

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the aggregate value of these securities was $2,718,339, representing 0.1% of net assets.
b
Security purchased on a when-issued basis. See Note 1(b).
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
November 30, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin New
York Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $3,441,287,980
Value - Unaffiliated issuers .................................................................. $3,759,293,191
Cash .................................................................................... 2,106,285
Receivables:
Capital shares sold ........................................................................ 1,935,178
Interest ................................................................................. 42,712,911
Other assets .............................................................................. 942
Total assets .......................................................................... 3,806,048,507
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,622,063
Capital shares redeemed ................................................................... 7,651,961
Management fees ......................................................................... 1,429,340
Distribution fees .......................................................................... 419,102
Transfer agent fees ........................................................................ 375,879
Trustees' fees and expenses ................................................................. 1,956
Distributions to shareholders ................................................................. 1,220,411
Accrued expenses and other liabilities ........................................................... 52,975
Total liabilities ......................................................................... 13,773,687
Net assets, at value ................................................................. $3,792,274,820
Net assets consist of:
Paid-in capital ............................................................................. $3,828,979,801
Total distributable earnings (losses) ............................................................. (36,704,981)
Net assets, at value ................................................................. $3,792,274,820

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
November 30, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin New
York Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $347,367,842
Shares outstanding ........................................................................ 30,750,615
Net asset value per share
a
.................................................................. $11.30
Maximum offering price per share (net asset value per share ÷ 96 .25% ) ................................ $11.74
Class A1:
Net assets, at value ....................................................................... $2,867,728,090
Shares outstanding ........................................................................ 253,689,298
Net asset value per share
a
.................................................................. $11.30
Maximum offering price per share (net asset value per share ÷ 96 .25% ) ................................ $11.74
Class C:
Net assets, at value ....................................................................... $219,790,603
Shares outstanding ........................................................................ 19,468,478
Net asset value and maximum offering price per share
a
............................................. $11.29
Class R6:
Net assets, at value ....................................................................... $80,916,686
Shares outstanding ........................................................................ 7,148,810
Net asset value and maximum offering price per share ............................................. $11.32
Advisor Class:
Net assets, at value ....................................................................... $276,471,599
Shares outstanding ........................................................................ 24,441,122
Net asset value and maximum offering price per share ............................................. $11.31
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Operations
for the six months ended November 30, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin New
York Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $63,497,592
Expenses:
Management fees (Note 3 a ) ................................................................... 8,646,590
Distribution fees: (Note 3c )
Class A ................................................................................ 403,500
Class A1 ............................................................................... 1,444,384
Class C ................................................................................ 773,526
Transfer agent fees: (Note 3e )
Class A ................................................................................ 101,923
Class A1 ............................................................................... 911,681
Class C ................................................................................ 75,081
Class R6 ............................................................................... 9,893
Advisor Class ............................................................................ 86,042
Custodian fees (Note 4 ) ...................................................................... 10,753
Reports to shareholders ...................................................................... 57,035
Registration and filing fees .................................................................... 31,636
Professional fees ........................................................................... 55,241
Trustees' fees and expenses .................................................................. 43,668
Other .................................................................................... 76,354
Total expenses ......................................................................... 12,727,307
Expense reductions (Note 4 ) ............................................................... (17,431)
Net expenses ......................................................................... 12,709,876
Net investment income ................................................................ 50,787,716
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 2,807,402
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 67,941,554
Net realized and unrealized gain (loss) ............................................................ 70,748,956
Net increase (decrease) in net assets resulting from operations .......................................... $121,536,672

Franklin New York Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin New York Tax-Free Income Fund
Six Months Ended
November 30, 2020
(unaudited)
Year Ended
May 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $50,787,716 $105,736,411
Net realized gain (loss) ................................................. 2,807,402 (29,528,230)
Net change in unrealized appreciation (depreciation) ........................... 67,941,554 23,994,576
Net increase (decrease) in net assets resulting from operations ................ 121,536,672 100,202,757
Distributions to shareholders:
Class A ............................................................. (4,142,146) (6,354,428)
Class A1 ............................................................ (39,320,873) (83,758,381)
Class C ............................................................. (2,594,178) (6,360,339)
Class R6 ............................................................ (1,096,116) (1,991,077)
Advisor Class ........................................................ (3,843,969) (6,654,967)
Total distributions to shareholders .......................................... (50,997,282) (105,119,192)
Capital share transactions: (Note 2 )
Class A ............................................................. 50,030,282 114,517,038
Class A1 ............................................................ (88,640,737) (286,520,580)
Class C ............................................................. (42,005,019) (74,453,481)
Class R6 ............................................................ 7,487,448 9,770,409
Advisor Class ........................................................ 5,379,406 45,428,045
Total capital share transactions ............................................ (67,748,620) (191,258,569)
Net increase (decrease) in net assets ................................... 2,790,770 (196,175,004)
Net assets:
Beginning of period ..................................................... 3,789,484,050 3,985,659,054
End of period .......................................................... $3,792,274,820 $3,789,484,050

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP). The Fund offers five classes of shares: Class A,
Class A1, Class C, Class R6 and Advisor Class. Class C
shares automatically convert to Class A shares after they
have been held for 10 years. Each class of shares may
differ by its initial sales load, contingent deferred sales
charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE) whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
Certain or all Funds purchase securities on a when-issued
basis, with payment and delivery scheduled for a future
date. These transactions are subject to market fluctuations
and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of November 30, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At November 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors or trustees of the following subsidiaries:
Six Months Ended
November 30, 2020
Year Ended
May 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 6,237,574 $69,983,967 14,011,497 $155,995,526
Shares issued in reinvestment of distributions .......... 332,991 3,732,185 530,033 5,913,681
Shares redeemed ............................... (2,115,798) (23,685,870) (4,285,315) (47,392,169)
Net increase (decrease) .......................... 4,454,767 $50,030,282 10,256,215 $114,517,038
Class A1 Shares:
Shares sold ................................... 2,267,930 $25,446,313 6,825,926 $76,138,397
Shares issued in reinvestment of distributions .......... 2,911,789 32,661,347 6,238,602 69,686,416
Shares redeemed ............................... (13,090,047) (146,748,397) (38,948,870) (432,345,393)
Net increase (decrease) .......................... (7,910,328) $(88,640,737) (25,884,342) $(286,520,580)
Class C Shares:
Shares sold ................................... 989,478 $11,096,283 3,447,571 $38,552,600
Shares issued in reinvestment of distributions .......... 218,126 2,444,476 521,529 5,818,140
Shares redeemed
a
.............................. (4,955,429) (55,545,778) (10,698,105) (118,824,221)
Net increase (decrease) .......................... (3,747,825) $(42,005,019) (6,729,005) $(74,453,481)
Class R6 Shares:
Shares sold ................................... 1,173,763 $13,144,420 2,366,953 $26,384,934
Shares issued in reinvestment of distributions .......... 97,452 1,094,573 178,031 1,991,044
Shares redeemed ............................... (602,239) (6,751,545) (1,703,636) (18,605,569)
Net increase (decrease) .......................... 668,976 $7,487,448 841,348 $9,770,409
Advisor Class Shares:
Shares sold ................................... 2,955,455 $33,125,586 8,868,766 $98,228,998
Shares issued in reinvestment of distributions .......... 306,985 3,446,435 529,242 5,911,567
Shares redeemed ............................... (2,782,929) (31,192,615) (5,302,476) (58,712,520)
Net increase (decrease) .......................... 479,511 $5,379,406 4,095,532 $45,428,045
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the period ended November 30, 2020, the annualized gross effective investment management fee rate was 0.454% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $23,286
CDSC retained .............................................................................. $26,520
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended November 30, 2020, the Fund paid transfer agent fees of $1,184,620, of which $604,359 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2021. Investor Services may discontinue this waiver in the future. There were no Class R6 transfer agent fees waived during the reporting period.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended November 30, 2020, these purchase and sale transactions aggregated $58,785,000 and $18,900,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended November 30, 2020, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At May 31, 2020, the capital loss carryforwards were as follows:
At November 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $81,867,515
Long term ................................................................................ 278,291,661
Total capital loss carryforwards ............................................................... $360,159,176
Cost of investments .......................................................................... $3,440,627,011
Unrealized appreciation ........................................................................ $319,108,822
Unrealized depreciation ........................................................................ (442,642)
Net unrealized appreciation (depreciation) .......................................................... $318,666,180
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of defaulted securities, wash sales and bond workout expenditures.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2020, aggregated
$230,227,714 and $284,194,268, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended November 30, 2020, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
5. Income Taxes
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At November 30, 2020, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of
2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
FGIC
Financial Guaranty Insurance Co..
FHA
Federal Housing Administration
FNMA
Federal National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
XLCA
XL Capital Assurance, Inc.
10. Fair Value Measurements
(continued)

Franklin New York Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1115 S 01/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin New York Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.            N/A

Item 5. Audit Committee
of Listed Registrants.              N/A

Item 6.  Schedule of Investments.                           N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                     N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.              N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                            N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By ___S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date  January 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By ___S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date  January 26, 2021

By ___S\ROBERT G. KUBILIS______________________
Robert G. Kubilis
Chief Financial Officer and Chief Accounting Officer
Date  January 26, 2021